DERIVATIVE FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	R$ 5,603,750	R$ 4,477,297
Total	5,603,750	4,477,297
Hedge Object Book Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	5,166,624	4,149,708
Total	5,166,624	4,149,708
Accumulated Fair Value Adjustments In Shareholders Equity Gross Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(1,536,225)	(702,728)
Total	(1,536,225)	(702,728)
Accumulated Fair Value Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(805,635)	(368,528)
Total	R$ (805,635)	R$ (368,528)